Investments in Equity Investees (Detail)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Shanghai Institute of Visual Art of Fudan University ("SIVA") USD ($)	Dec. 31, 2013 Shanghai Institute of Visual Art of Fudan University ("SIVA") CNY	Dec. 31, 2012 Shanghai Institute of Visual Art of Fudan University ("SIVA") CNY	Dec. 31, 2013 G10 Entertainment Corporation ("G10") USD ($)	Dec. 31, 2013 G10 Entertainment Corporation ("G10") CNY	Dec. 31, 2012 G10 Entertainment Corporation ("G10") CNY	Apr. 30, 2008 G10 Entertainment Corporation ("G10") USD ($)	Apr. 30, 2008 G10 Entertainment Corporation ("G10") CNY	Dec. 31, 2013 OpenFeint Inc. ("OpenFeint") USD ($)	Dec. 31, 2013 OpenFeint Inc. ("OpenFeint") CNY	Dec. 31, 2012 OpenFeint Inc. ("OpenFeint") CNY	Dec. 31, 2013 "CrowdStar Inc. ("Crowdstar")" USD ($)	Dec. 31, 2013 "CrowdStar Inc. ("Crowdstar")" CNY	Dec. 31, 2012 "CrowdStar Inc. ("Crowdstar")" CNY	Dec. 31, 2013 Beijing Linkage Technology Co., Ltd. ("BLT") USD ($)	Dec. 31, 2013 Beijing Linkage Technology Co., Ltd. ("BLT") CNY	Dec. 31, 2012 Beijing Linkage Technology Co., Ltd. ("BLT") CNY	Apr. 30, 2012 Beijing Linkage Technology Co., Ltd. ("BLT") USD ($)	Apr. 30, 2012 Beijing Linkage Technology Co., Ltd. ("BLT") CNY	Dec. 31, 2013 Fire Rain USD ($)	Dec. 31, 2013 Fire Rain CNY	Dec. 31, 2012 Fire Rain CNY	Dec. 31, 2013 Guangzhou Man Cheng Information Technology Co., Ltd. ("Man Cheng") USD ($)	Dec. 31, 2013 Guangzhou Man Cheng Information Technology Co., Ltd. ("Man Cheng") CNY	Dec. 31, 2012 Guangzhou Man Cheng Information Technology Co., Ltd. ("Man Cheng") CNY	Dec. 31, 2013 Tandem Fund II, L.P. ("Tandem Fund") USD ($)	Dec. 31, 2013 Tandem Fund II, L.P. ("Tandem Fund") CNY	Dec. 31, 2012 Tandem Fund II, L.P. ("Tandem Fund") CNY	Dec. 31, 2013 ZTE9 network technology Co., Ltd., Wuxi ("ZTE9") [Member] USD ($)	Dec. 31, 2013 ZTE9 network technology Co., Ltd., Wuxi ("ZTE9") [Member] CNY	Feb. 28, 2013 ZTE9 network technology Co., Ltd., Wuxi ("ZTE9") [Member]	Dec. 31, 2012 ZTE9 network technology Co., Ltd., Wuxi ("ZTE9") [Member] CNY
Schedule of Investments [Line Items]
Equity method investments	$ 0	0	9,750,000															$ 0	0	6,827,820	$ 1,100,000	6,800,000	$ 0	0	0	$ 0	0	5,544,105	$ 1,742,500	10,548,571	6,135,706	$ 624,337	3,779,550		0
Cost method investments				1,651,882	10,000,000	10,000,000	4,112,018	24,892,921	24,892,921	38,300,000	276,000,000	0	0	0	268,778	1,627,099	22,617,240
Investments in equity investees	$ 8,399,515	50,848,141	76,017,792
Investments under equity method, Percentage																		45.00%	45.00%		45.00%	45.00%	58.50%	58.50%		10.00%	10.00%		12.30%	12.30%		33.50%	33.50%	51.50%
Investments under cost method, Percentage				1.10%	1.10%		13.70%	13.70%				0.00%	0.00%		0.50%	0.50%